Schedule of Principal Payments (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 6,100
2024	6,100
2025	15,350
2026 and thereafter	39,725
Total	$ 67,275